Note 19 - Tax assets and liabilities - Changes Deferred Taxes Assets And Liabilities (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Assets [Member]
Deferred Tax Assets And Liabilities Line Items
Deferred Tax Assets At The Beginning	€ 15,318,000,000	€ 15,316,000,000	€ 14,725,000,000
Pensions	(17,000,000)	51,000,000	10,000,000
Financial Instruments	(94,000,000)	(15,000,000)	(52,000,000)
Value Corrections Deferred Assets	47,000,000	261,000,000	370,000,000
Other Deferred Assets	24,000,000	(247,000,000)	65,000,000
Seccured Deferred Tax Assets	(2,000,000)	0	(70,000,000)
Deferred Tax Losses	51,000,000	(48,000,000)	268,000,000
Deferred Tax At The End	15,327,000,000	15,318,000,000	15,316,000,000
Deferred Liabilities [Member]
Deferred Tax Assets And Liabilities Line Items
Deferred Tax Assets At The Beginning	1,928,000,000	2,046,000,000	2,184,000,000
Pensions	0	0	0
Financial Instruments	(106,000,000)	(122,000,000)	(291,000,000)
Value Corrections Deferred Assets	0	0	0
Other Deferred Assets	(13,000,000)	4,000,000	153,000,000
Seccured Deferred Tax Assets	0	0	0
Deferred Tax Losses	0	0	0
Deferred Tax At The End	€ 1,809,000,000	€ 1,928,000,000	€ 2,046,000,000